Share-based payments - Summary of Share-based Payment Liability (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
LTIP, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability		£ 0.1
LTIP, Vested | True-up liability
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ (0.3)
DSBS, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.5	0.1
Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.2	0.2
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	1.9	1.1
DSBS, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	6.6	6.4
Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 8.5	£ 7.5